INVESTMENTS IN COMPANIES AND ASSOCIATES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INVESTMENTS IN COMPANIES AND ASSOCIATES [Abstract]
Impairment of investment		$ 100
Mobixell Networks Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Beneficial interest		2.04%